Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information

(13) Segment Information

As described in Note 1(a) “Nature of Operations”, the Company operates in three reportable segments: Container Ownership, Container Management and Container Resale. The following tables show segment information for 2013, 2012 and 2011, reconciled to the Company’s income before income tax and noncontrolling interests as shown in its consolidated statements of comprehensive income:

2013	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$467,647	$1,085	$–	$–	$–	$468,732
Management fees from external customers	375	15,904	3,642	–	–	19,921
Inter-segment management fees	–	45,016	10,369	–	(55,385)	–
Trading container sales proceeds	–	–	12,980	–	–	12,980
Gains on sale of containers, net	27,340	–	–	–	–	27,340

Total revenue	$495,362	$62,005	$26,991	$–	$(55,385)	$528,973

Depreciation expense and container impairment	$152,789	$877	$–	$–	$(4,692)	$148,974

Interest expense	$85,174	$–	$–	$–	$–	$85,174

Unrealized gains on interest rate swaps and caps, net	$8,656	$–	$–	$–	$–	$8,656

Segment income before income tax and noncontrolling interests	$160,145	$33,011	$10,740	$(3,841)	$(3,850)	$196,205

Total assets	$3,861,688	$108,227	$14,211	$3,012	$(78,155)	$3,908,983

Purchases of long-lived assets	$699,638	$891	$–	$–	$–	$700,529

2012	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$383,127	$862	$–	$–	$–	$383,989
Management fees from external customers	–	21,764	4,405	–	–	26,169
Inter-segment management fees	–	47,526	7,300	–	(54,826)	–
Trading container sales proceeds	–	–	42,099	–	–	42,099
Gains on sale of containers, net	34,829	8	–	–	–	34,837

Total revenue	$417,956	$70,160	$53,804	$–	$(54,826)	$487,094

Depreciation expense and container impairment	$108,519	$793	$–	$–	$(4,468)	$104,844

Interest expense	$72,886	$–	$–	$–	$–	$72,886

Unrealized gains on interest rate swaps and caps, net	$5,527	$–	$–	$–	$–	$5,527

Segment income before income tax and noncontrolling interests	$175,291	$36,956	$12,787	$(3,890)	$(10,588)	$210,556

Total assets	$3,408,194	$130,786	$9,088	$4,977	$(76,965)	$3,476,080

Purchases of long-lived assets	$1,148,990	$697	$–	$–	$–	$1,149,687

2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$326,519	$1,108	$–	$–	$–	$327,627
Management fees from external customers	–	24,603	4,721	–	–	29,324
Inter-segment management fees	–	44,751	5,599	–	(50,350)	–
Trading container sales proceeds	–	–	34,214	–	–	34,214
Gains on sale of containers, net	31,598	33	–	–	–	31,631

Total revenue	$358,117	$70,495	$44,534	$–	$(50,350)	$422,796

Depreciation expense and container impairment	$85,643	$791	$–	$–	$(3,257)	$83,177

Interest expense	$44,891	$–	$–	$–	$–	$44,891

Unrealized losses on interest rate swaps and caps, net	$(3,849)	$–	$–	$–	$–	$(3,849)

Segment income before income tax and noncontrolling interests	$177,694	$36,772	$10,759	$(3,314)	$(13,412)	$208,499

Total assets	$2,243,977	$99,287	$17,590	$3,413	$(54,063)	$2,310,204

Purchases of long-lived assets	$749,766	$707	$–	$–	$–	$750,473

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container Management and the Container Resale segments and the Container Ownership segment.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are in use and carrying cargo around the world. Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.